Prepaid Expenses and Deposits Disclosure: Schedule of Prepaid Expenses and Deposits (Tables)	12 Months Ended
Dec. 31, 2015
Tables/Schedules
Schedule of Prepaid Expenses and Deposits

	December 31,	December 31,
	2015	2014

Prepaid insurance	$44,275	$42,167
Prepaid license and trademark fees	1,610,000	--
Prepaid consulting fees	129,751	37,042
Other prepaid expenses	5,521	8,219
Deposits	--	3,382
Total prepaid expenses and deposits	$1,789,547	$90,810